SHARE-BASED PAYMENTS - Amount of share based compensation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Share-Based Compensation Arrangement by Share-Based Payment Award
Share-based compensation expense	¥ 722	$ 103	¥ 2,824	¥ 9,435
Cost of revenues
Share-Based Compensation Arrangement by Share-Based Payment Award
Share-based compensation expense	31	4	106	299
Research and development expenses
Share-Based Compensation Arrangement by Share-Based Payment Award
Share-based compensation expense	362	52	1,303	4,055
Sales and marketing expenses
Share-Based Compensation Arrangement by Share-Based Payment Award
Share-based compensation expense	62	9	164	707
General and administrative expenses
Share-Based Compensation Arrangement by Share-Based Payment Award
Share-based compensation expense	¥ 267	$ 38	¥ 1,251	¥ 4,374